Property, Plant and Equipment (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Property, Plant And Equipment, Net Property, Plant And Equipment 1		102,864
Property, Plant And Equipment, Net Property, Plant And Equipment 2		111,875
Property, Plant And Equipment, Net Property, Plant And Equipment 3	17,957
Property, Plant And Equipment, Net Property, Plant And Equipment 4		118,923
Property, Plant And Equipment, Net Property, Plant And Equipment 5		124,410
Property, Plant And Equipment, Net Property, Plant And Equipment 6	19,969
Property, Plant And Equipment, Net Property, Plant And Equipment 7		5,953
Property, Plant And Equipment, Net Property, Plant And Equipment 8		4,959
Property, Plant And Equipment, Net Property, Plant And Equipment 9	796
Property, Plant And Equipment, Net Property, Plant And Equipment 10		45,588
Property, Plant And Equipment, Net Property, Plant And Equipment 11		45,529
Property, Plant And Equipment, Net Property, Plant And Equipment 12	7,308
Property, Plant And Equipment, Net Property, Plant And Equipment 13		10,919
Property, Plant And Equipment, Net Property, Plant And Equipment 14		41,003
Property, Plant And Equipment, Net Property, Plant And Equipment 15	6,581
Property, Plant And Equipment, Net Property, Plant And Equipment 16		284,247
Property, Plant And Equipment, Net Property, Plant And Equipment 17		327,776
Property, Plant And Equipment, Net Property, Plant And Equipment 18	52,611
Property, Plant And Equipment, Net Property, Plant And Equipment 19		(86,194)
Property, Plant And Equipment, Net Property, Plant And Equipment 20		(103,531)
Property, Plant And Equipment, Net Property, Plant And Equipment 21	(16,617)
Property, Plant And Equipment, Net Property, Plant And Equipment 22		198,053
Property, Plant And Equipment, Net Property, Plant And Equipment 23		224,245
Property, Plant And Equipment, Net Property, Plant And Equipment 24	$ 35,994